UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2014

Franklin Global Allocation Fund

Formerly, Franklin Templeton Global Allocation Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Franklin Global Allocation Fund	3
Performance Summary	8
Your Fund’s Expenses	11
Consolidated Financial Highlights
and Consolidated Statement
of Investments	13
Consolidated Financial Statements	35
Notes to
Consolidated Financial Statements	39
Shareholder Information	53

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Semiannual Report

Franklin Global Allocation Fund

(formerly, Franklin Templeton Global Allocation Fund)

This semiannual report for Franklin Global Allocation Fund covers the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund strategically invests in a diversified core portfolio of equity and fixed income investments, and tactically adjusts the Fund’s exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the core portfolio’s investment strategies.

Performance Overview

The Fund’s Class A shares had a -0.97% cumulative total return for the six months under review. In comparison, the Fund’s benchmark had a -1.10% total return.1 The benchmark is a combination of MSCI All Country World Index (ACWI),2 which measures stock performance in developed and emerging markets; Citigroup World Government Bond Index (WGBI),2 which measures performance of investment-grade world government bonds; Bloomberg Commodity Index,2,3 which measures performance of exchange-traded futures contracts on physical commodities; and Payden & Rygel (P&R) 90 Day U.S. Treasury Bill (T-Bill) Index,4 a proxy for short-term investments and other net assets. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The figures shown reflect derivatives held in the portfolio. See footnote 5.

Economic and Market Overview

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets continued to expand. U.S. economic growth trends were generally encouraging during the period. Economic activity improved in the third quarter of 2014, resulting largely from increased consumer spending, business investments, federal defense spending and a narrower trade deficit. The U.S. Federal Reserve Board (Fed) ended its

1. The Fund’s blended benchmark is currently weighted 50% for the MSCI ACWI, 35% for the Citigroup WGBI, 5% for the Bloomberg Commodity Index and 10% for
the P&R 90 Day U.S. T-Bill Index, rebalanced monthly. For the period from 5/31/14 through 11/30/14, the MSCI ACWI had a +2.13% total return, the Citigroup WGBI had a -3.82% total return, the Bloomberg Commodity Index had a -15.60% total return, and the P&R 90 Day U.S. T-Bill Index had a +0.02% total return.
2. Source: Morningstar.
3. Prior to 7/1/14, the index was known as Dow Jones-UBS Commodity Index.
4. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
5. Breakdown figures are intended to illustrate the Fund’s estimated exposure to various asset classes, countries, currencies, sectors, or other categories as a percentage of the Fund’s total exposure, and reflect both direct and indirect (long and short) exposures through the Fund’s use of derivatives, such as swaps, forwards, futures and options. The use of derivative instruments may allow tactical adjustments to be made quickly and efficiently, and the historical data provided may differ significantly from the
Fund’s current allocations.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 17.

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FRANKLIN GLOBAL ALLOCATION FUND

asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. U.K. gross domestic product (GDP) continued to expand in the third quarter. In the eurozone, economic growth remained subdued as concerns persisted about the potential negative impacts to growth from the crisis in Ukraine and tension in the Middle East. In June, the European Central Bank (ECB) reduced its main interest rate and for the first time set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy.

In Japan, second- and third-quarter GDP contractions indicated the economy was in a recession. However, private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand following a sales tax hike and as substantially lower crude oil prices exerted further downward pressure on inflation. In November, Prime Minister Shinzo Abe called an early parliamentary election and postponed a second sales tax increase scheduled for October 2015, as he sought to expand the mandate for his economic policies.

In several emerging markets, economic growth moderated in the third quarter. However, Brazil exited recession as government spending prior to presidential elections drove third-quarter GDP growth. Emerging market equities, as measured by the MSCI Emerging Markets Index, ended the six-month period relatively flat, amid headwinds such as soft domestic demand and weak exports in several countries, as well as concerns about the timing of U.S. interest rate increases and geopolitical tensions in certain regions. Many emerging market currencies depreciated against the U.S. dollar, leading central banks in several countries to raise interest rates in an effort to curb inflation and support their currencies. Several other central banks lowered interest rates to promote economic growth.

After implementing monetary stimulus measures to support specific sectors, China’s central bank increased its efforts to bolster the economy by cutting its benchmark interest rates for the first time since July 2012.

As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds performed well in local currency terms as interest rates in many developed market countries remained at historical lows. However, the U.S. dollar’s appreciation against most currencies led these bonds to post losses in U.S. dollar terms. Commodity prices overall ended lower for the period, as measured by the Bloomberg Commodity Index, driven by steep declines in crude oil prices resulting from weak global demand growth and strong world supply. Gold prices declined amid benign global inflation and a strong U.S. dollar.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we consult with various other investment managers within Franklin Templeton Investments (subadvisors) who independently manage separate portions of the Fund’s core equity and fixed income portfolio in accordance with the following strategies: all-cap U.S. growth equity, non-U.S. growth equity, deep value equity, non-U.S. value equity, emerging markets equity, global fixed income and global low duration fixed income. The allocations to each strategy may change from time to time and are subject to periodic rebalancing as market values of the portfolio’s securities change or at our discretion.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is 50% global equity (U.S./international/emerging), 35% global fixed income (U.S./international/emerging), 5% commodity-linked

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FRANKLIN GLOBAL ALLOCATION FUND

instruments, and 10% cash and derivative instruments. We manage the Fund’s allocation to commodities, as well as the Fund’s tactical allocation portion, and rebalance the Fund’s portfolio to maintain the baseline strategic allocation to various asset classes and investment strategies. We may change the baseline strategic allocation from time to time.

For purposes of its investment goal, the Fund regularly enters into various transactions involving derivative instruments. For the Fund’s tactical asset allocation, we primarily use stock index futures, government bond futures, equity total return swaps, and currency forwards and futures contracts. We make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to adjust the Fund’s equity, fixed income, commodity, country/regional and currency exposures. Although we do not attempt to time the entire market’s direction, we keep the flexibility to shift the Fund’s net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive.6 The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Manager’s Discussion

For the six-month period ended November 30, 2014, the Fund’s multi-asset portfolio’s Class A shares performed better than its blended benchmark. An overweighted allocation to global equities contributed, as did relative value positioning among specific countries. An underweighted allocation to sovereign developed fixed income markets also added value, as did selection across those markets. Currency positions overall, through the use of currency forwards, contributed significantly to relative performance. An underweighting in commodities, which declined during the period, also helped relative results.

Baseline Strategic Allocation

At period-end, the Fund’s largest asset class exposure was to global equities, which was consistent with the significant structural weight of these assets within our baseline strategic allocation. Regionally, the largest equity weightings were in North America and Europe, with the U.S., the U.K. and Germany making up the largest country exposures. The U.S. finished the period as the largest country overweighting relative to the blended benchmark’s equity portion, followed by Hong Kong and Germany. Conversely, the largest underweightings were in Australia, Taiwan and Canada. Within the fixed income allocation, the largest regional allocation at period-end was to Europe. At the country level, the largest fixed income exposures were to Italy, Australia and Canada. Relative to the blended benchmark’s fixed income portion, the largest country overweightings were in Italy and Australia, followed by South Korea, which is not part of the Citigroup WGBI. The largest fixed income underweightings were in Germany, the U.S. and Japan.

6. A long position may involve the purchase of a security, commodity or currency, or the use of derivatives, with the expectation that the asset or underlying asset will subsequently rise in value. A short position may involve the sale of a borrowed security, commodity or currency, or the use of derivatives, with the expectation that the asset or underlying asset will subsequently fall in value.
See franklintempletondatasources.com for additional data provider information.

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FRANKLIN GLOBAL ALLOCATION FUND

Portfolio Breakdown*
11/30/14
% of Total
Exposure

Stocks, Equity Index Futures & Total Return Swaps	63.1%
Banks	5.4%
Energy	5.3%
Pharmaceuticals, Biotechnology & Life Sciences	5.3%
Software & Services	5.0%
Capital Goods	4.1%
Materials	4.0%
Technology Hardware & Equipment	2.6%
Health Care Equipment & Services	2.4%
Diversified Financials	2.1%
Equity Index Futures	7.4%
Total Return Swaps	1.9%
Other	17.6%

Bonds, Interest Rate Futures & Interest Rate Swaps	24.4%
Foreign Government & Agency Securities	22.2%
U.S. Government & Agency Securities	7.5%
Corporate Bonds	7.1%
Interest Rate Swaps	-2.0%
Interest Rate Futures – Foreign Government	-5.1%
Interest Rate Futures – U.S. Government	-5.3%

Commodities	5.0%
Exchange Traded Notes	5.0%

Money Market Funds & Other Net Assets	7.5%

*The figures shown reflect derivatives held in the portfolio. See footnote 5 on page 3.

Tactical Asset Allocation

At period-end, the portfolio’s tactical asset allocation included allocations to developed and emerging market equities and developed market fixed income, in addition to currency positions. Equity allocations, through the use of index futures, included long positions in German, Spanish, Japanese, Hong Kong and U.S. stocks, as well as short positions in Australian, U.K., and Dutch stocks. Within fixed income, the Fund maintained, through the use of futures contracts, net long positions in Italian, Canadian and Australian government bonds, as well as net short positions in U.S. Treasuries, German Bunds and U.K. gilts. The currency component of the tactical asset allocation included net long positions in the U.S. dollar, British pound, Norwegian krone and Australian dollar and net short exposures to the Japanese yen, British pound, Swiss franc and euro, achieved through currency forwards.

Equity

For the overall portfolio, the Fund’s overweighting in equities relative to its blended benchmark added value. However, results from certain country selections limited gains. An overweighting in European markets was a major detractor, including overweighted allocations to Germany, Italy and the U.K. Security selection in Germany helped offset some of the negative effects of an overweighting in the region. In Asia, security selection more than offset the small negative effect of an overweighting, particularly in South Korea, which weakened over the period. The Fund’s positioning in Japanese stocks contributed to relative results. In North America, stock selection in the U.S. hurt relative performance, as did stock selection in Canada, particularly in energy stocks.

Fixed Income

For the overall portfolio, an underweighted allocation to sovereign developed market fixed income generally supported relative performance, as bond market returns were generally negative across the countries included in the Citigroup WGBI. Selection across fixed income markets generally contributed to relative performance. Avoidance of Japanese government bonds aided relative returns. Additionally, a preference for Italian bonds over German Bunds helped relative results, as the yield spread between these bonds narrowed over the period. In contrast, overweighted positions in several emerging markets, including South Korea, Poland and Mexico, detracted from relative performance.

Currencies

Overall, currency positions were major contributors to the Fund’s performance relative to the blended benchmark. The euro and Japanese yen depreciated against the U.S. dollar during the period, leading net short positions in these currencies, achieved through currency forward contracts, to enhance relative performance. The Swiss franc and Swedish krona also weakened against the U.S. dollar, and net short positions in these currencies aided relative performance. Somewhat offsetting these gains were long positions in the British pound, established in the latter half of the period, and the Norwegian krone.

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FRANKLIN GLOBAL ALLOCATION FUND

Thank you for your continued participation in Franklin Global Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GLOBAL ALLOCATION FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14	Change
A (FGAAX)	$11.27	$11.38	-$0.11
C (n/a)	$11.13	$11.27	-$0.14
R (n/a)	$11.22	$11.35	-$0.13
Advisor (FGAZX)	$11.31	$11.41	-$0.10

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FRANKLIN GLOBAL ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 11/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

					Value of		Average Annual
		Cumulative		Average Annual	$10,000		Total Return	Total Annual Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(12/31/14)[5]	(with waiver)	(without waiver)
A								1.31%	2.04%
6-Month		-0.97%		-6.63%	$9,337
1-Year	+	2.82%		-3.12%	$9,688		-6.78%
3-Year	+	21.00%	+	4.47%	$11,402	+	4.11%
Since Inception (9/1/11)	+	18.58%	+	3.49%	$11,176	+	2.70%
C								2.01%	2.74%
6-Month		-1.24%		-2.23%	$9,777
1-Year	+	2.18%	+	1.18%	$10,118		-2.72%
3-Year	+	18.38%	+	5.79%	$11,838	+	5.46%
Since Inception (9/1/11)	+	15.78%	+	4.62%	$11,578	+	3.76%
R								1.51%	2.24%
6-Month		-1.15%		-1.15%	$9,885
1-Year	+	2.53%	+	2.53%	$10,253		-1.29%
3-Year	+	19.83%	+	6.21%	$11,983	+	5.89%
Since Inception (9/1/11)	+	17.31%	+	5.04%	$11,731	+	4.22%
Advisor								1.01%	1.74%
6-Month		-0.88%		-0.88%	$9,912
1-Year	+	3.08%	+	3.08%	$10,308		-0.86%
3-Year	+	21.67%	+	6.76%	$12,167	+	6.41%
Since Inception (9/1/11)	+	19.24%	+	5.57%	$11,924	+	4.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN GLOBAL ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably, due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in less developed or emerging market countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Because the Fund allocates assets to a variety of investment strategies involving certain risks, it is subject to those same risks. These and other risks are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15, a fee waiver related to the management fee paid by a subsidiary and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GLOBAL ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN GLOBAL ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$990.30	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.48
C
Actual	$1,000	$987.60	$9.77
Hypothetical (5% return before expenses)	$1,000	$1,015.24	$9.90
R
Actual	$1,000	$988.50	$7.48
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.59
Advisor
Actual	$1,000	$991.20	$4.99
Hypothetical (5% return before expenses)	$1,000	$1,020.05	$5.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.28%;
C: 1.96%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Financial Highlights

Franklin Global Allocation Fund

	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.38	$10.78	$9.53	$10.00
Income from investment operations[b]:
Net investment income[c]	0.03	0.10 [d]	0.08	0.06
Net realized and unrealized gains (losses)	(0.14)	0.79	1.36	(0.47)
Total from investment operations	(0.11)	0.89	1.44	(0.41)
Less distributions from net investment income and net foreign
currency gains	—	(0.29)	(0.19)	(0.06)
Net asset value, end of period	$11.27	$11.38	$10.78	$9.53

Total return[e]	(0.97)%	8.35%	15.22%	(4.09)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.03%	1.89%	2.10%	2.85%
Expenses net of waiver and payments by affiliates	1.28%[g]	1.20%[g]	1.16%	1.08%
Net investment income	0.51%	0.92%[d]	0.76%	0.79%

Supplemental data
Net assets, end of period (000’s)	$20,328	$23,509	$23,472	$18,055
Portfolio turnover rate	25.46%	39.58%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Global Allocation Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.27	$10.72	$9.49	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	0.02 [d]	—[e]	—[e]
Net realized and unrealized gains (losses)	(0.13)	0.78	1.36	(0.48)
Total from investment operations	(0.14)	0.80	1.36	(0.48)
Less distributions from net investment income and net foreign
currency gains	—	(0.25)	(0.13)	(0.03)
Net asset value, end of period	$11.13	$11.27	$10.72	$9.49

Total return[f]	(1.24)%	7.62%	14.40%	(4.77)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	2.71%	2.62%	2.86%	3.69%
Expenses net of waiver and payments by affiliates	1.96%[h]	1.93%[h]	1.92%	1.92%
Net investment income (loss)	(0.17)%	0.19%[d]	—%[i]	(0.05)%

Supplemental data
Net assets, end of period (000’s)	$5,557	$5,557	$6,315	$3,639
Portfolio turnover rate	25.46%	39.58%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been (0.05)%.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Global Allocation Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.35	$10.76	$9.51	$10.00
Income from investment operations[b]:
Net investment income[c]	0.02	0.07 [d]	0.04	0.02
Net realized and unrealized gains (losses)	(0.15)	0.79	1.37	(0.47)
Total from investment operations	(0.13)	0.86	1.41	(0.45)
Less distributions from net investment income and net foreign
currency gains	—	(0.27)	(0.16)	(0.04)
Net asset value, end of period	$11.22	$11.35	$10.76	$9.51

Total return[e]	(1.15)%	8.16%	14.84%	(4.45)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.25%	2.19%	2.44%	3.27%
Expenses net of waiver and payments by affiliates	1.50%[g]	1.50%[g]	1.50%	1.50%
Net investment income	0.29%	0.62%[d]	0.42%	0.37%

Supplemental data
Net assets, end of period (000’s)	$2,273	$2,297	$2,155	$1,903
Portfolio turnover rate	25.46%	39.58%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.38%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report | 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Global Allocation Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$10.79	$9.53	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.12 [d]	0.09	0.06
Net realized and unrealized gains (losses)	(0.14)	0.80	1.38	(0.47)
Total from investment operations	(0.10)	0.92	1.47	(0.41)
Less distributions from net investment income and net foreign
currency gains	—	(0.30)	(0.21)	(0.06)
Net asset value, end of period	$11.31	$11.41	$10.79	$9.53

Total return[e]	(0.88)%	8.62%	15.47%	(4.09)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.75%	1.69%	1.94%	2.77%
Expenses net of waiver and payments by affiliates	1.00%[g]	1.00%[g]	1.00%	1.00%
Net investment income	0.79%	1.12%[d]	0.92%	0.87%

Supplemental data
Net assets, end of period (000’s)	$11,627	$12,441	$14,511	$12,654
Portfolio turnover rate	25.46%	39.58%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Statement of Investments, November 30, 2014 (unaudited)

Franklin Global Allocation Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 51.2%
Automobiles & Components 1.7%
BorgWarner Inc.	United States	990	$55,995
Brilliance China Automotive Holdings Ltd.	China	114,000	194,339
Cie Generale des Etablissements Michelin, B	France	500	46,015
General Motors Co.	United States	2,175	72,710
Guangzhou Automobile Group Co. Ltd., H	China	54,000	51,041
Hyundai Mobis Co. Ltd.	South Korea	206	45,712
Hyundai Motor Co.	South Korea	157	25,248
Nissan Motor Co. Ltd.	Japan	7,300	68,178
[a]Tesla Motors Inc.	United States	140	34,233
Toyota Motor Corp.	Japan	1,100	67,785
			661,256
Banks 5.0%
Bangkok Bank PCL, fgn.	Thailand	3,400	20,900
Bank Danamon Indonesia Tbk PT	Indonesia	244,500	84,145
Bank of Nova Scotia	Canada	1,400	86,329
Barclays PLC	United Kingdom	9,910	37,998
BNP Paribas SA	France	1,780	114,216
China Merchants Bank Co. Ltd., H	China	72,201	149,525
CIT Group Inc.	United States	778	37,966
Citigroup Inc.	United States	1,184	63,900
Citizens Financial Group Inc.	United States	659	16,231
Columbia Banking System Inc.	United States	512	14,065
Hana Financial Group Inc.	South Korea	3,220	97,777
HSBC Holdings PLC	United Kingdom	5,600	55,793
[a]ING Groep NV, IDR	Netherlands	5,580	81,804
Itau Unibanco Holding SA, ADR	Brazil	6,776	102,047
JPMorgan Chase & Co.	United States	1,251	75,260
KB Financial Group Inc.	South Korea	3,158	110,364
PNC Financial Services Group Inc.	United States	1,216	106,364
Siam Commercial Bank PCL, fgn.	Thailand	5,700	34,085
[a]Signature Bank	United States	680	82,464
Societe Generale SA	France	706	35,048
Standard Chartered PLC	United Kingdom	2,290	33,564
SunTrust Banks Inc.	United States	1,066	41,883
[a]SVB Financial Group	United States	570	59,935
UniCredit SpA	Italy	10,369	76,716
United Bank Ltd.	Pakistan	101,700	177,326
United Overseas Bank Ltd.	Singapore	7,500	138,111
Wells Fargo & Co.	United States	738	40,206
			1,974,022
Capital Goods 3.9%
AMETEK Inc.	United States	710	36,182
[a]B/E Aerospace Inc.	United States	508	39,558
BAE Systems PLC	United Kingdom	6,480	48,760
The Boeing Co.	United States	470	63,149
Carillion PLC	United Kingdom	6,740	36,643
Caterpillar Inc.	United States	344	34,606
CNH Industrial NV	United Kingdom	1,280	10,028

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Capital Goods (continued)
CNH Industrial NV (Qualifying Common Shares)	United Kingdom	1,929	$15,112
Compagnie de Saint-Gobain	France	870	39,995
Daewoo International Corp.	South Korea	834	25,625
GEA Group AG	Germany	2,700	129,130
[a]HD Supply Holdings Inc.	United States	2,174	63,220
Honeywell International Inc.	United States	660	65,386
Huntington Ingalls Industries Inc.	United States	544	59,280
ITOCHU Corp.	Japan	5,300	60,997
[a]Kloeckner & Co. SE	Germany	1,770	20,964
[a]Meyer Burger Technology AG	Switzerland	2,010	15,922
MTU Aero Engines AG	Germany	1,250	111,492
Noble Group Ltd.	Hong Kong	135,000	126,889
Pall Corp.	United States	660	63,433
Precision Castparts Corp.	United States	330	78,507
Rockwell Automation Inc.	United States	110	12,695
Roper Industries Inc.	United States	470	74,175
SembCorp Marine Ltd.	Singapore	25,000	60,040
Siemens AG	Germany	350	41,449
Sinopec Engineering Group Co. Ltd.	China	31,000	27,183
[a]United Rentals Inc.	United States	640	72,518
Weir Group PLC	United Kingdom	4,300	126,169
			1,559,107
Commercial & Professional Services 1.2%
Experian PLC	United Kingdom	8,200	129,919
[a]IHS Inc., A	United States	620	75,925
[a]Recruit Holdings Co. Ltd.	Japan	1,700	55,860
Serco Group PLC	United Kingdom	2,230	6,114
SGS SA	Switzerland	60	129,847
[a]Stericycle Inc.	United States	630	81,220
			478,885
Consumer Durables & Apparel 1.2%
Burberry Group PLC	United Kingdom	4,900	126,454
Ekornes ASA	Norway	4,350	53,188
Grendene SA	Brazil	3,700	24,875
Luxottica Group SpA	Italy	2,000	107,027
[a]Michael Kors Holdings Ltd.	United States	410	31,451
NIKE Inc., B	United States	600	59,574
[a]TRI Pointe Homes Inc.	United States	2,320	35,403
[a]Under Armour Inc., A	United States	760	55,092
			493,064
Consumer Services 0.9%
[a]Chipotle Mexican Grill Inc.	United States	70	46,454
[a]Chuy’s Holdings Inc.	United States	1,230	26,334
Starbucks Corp.	United States	520	42,229
[a]TAL Education Group, ADR	China	3,300	101,376
Whitbread PLC	United Kingdom	1,600	114,789
Wynn Resorts Ltd.	United States	230	41,080
			372,262

18 | Semiannual Report franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financials 2.0%
Aberdeen Asset Management PLC	United Kingdom	24,490	$172,328
[a]Ally Financial Inc.	United States	1,200	28,536
Azimut Holding SpA	Italy	5,700	131,233
BM&F BOVESPA SA	Brazil	7,200	29,576
Credit Suisse Group AG	Switzerland	3,735	99,858
Deutsche Boerse AG	Germany	2,040	149,153
GAM Holding Ltd.	Switzerland	930	16,467
Intercontinental Exchange Inc.	United States	210	47,458
KIWOOM Securities Co. Ltd.	South Korea	335	15,048
Korea Investment Holdings Co. Ltd.	South Korea	642	33,106
MLP AG	Germany	3,060	14,852
T. Rowe Price Group Inc.	United States	760	63,437
			801,052
Energy 4.9%
Anadarko Petroleum Corp.	United States	202	15,988
Apache Corp.	United States	1,001	64,154
Baker Hughes Inc.	United States	1,006	57,342
BG Group PLC	United Kingdom	1,918	27,005
BP PLC	United Kingdom	12,004	78,892
Cenovus Energy Inc.	Canada	2,300	51,641
CNOOC Ltd.	China	55,000	80,427
CONSOL Energy Inc.	United States	891	34,865
Dragon Oil PLC	Turkmenistan	2,110	16,517
Eni SpA	Italy	2,567	51,338
Ensco PLC, A	United States	217	7,335
Ensign Energy Services Inc.	Canada	5,100	48,533
Gazprom OAO, ADR	Russia	23,800	139,111
Inner Mongolia Yitai Coal Co. Ltd., B	China	58,200	87,533
Kunlun Energy Co. Ltd.	China	14,000	15,128
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Russia	2,278	106,018
Marathon Oil Corp.	United States	2,064	59,691
Murphy Oil Corp.	United States	584	28,277
Noble Corp. PLC	United States	2,160	38,858
Oceaneering International Inc.	United States	890	55,812
Paragon Offshore PLC	United States	390	1,416
PetroChina Co. Ltd., H	China	78,000	84,489
Petrofac Ltd.	United Kingdom	2,920	37,678
[a]Rice Energy Inc.	United States	1,230	30,627
Royal Dutch Shell PLC, A	United Kingdom	2,371	79,212
Royal Dutch Shell PLC, B	United Kingdom	1,560	54,239
Saipem SpA	Italy	1,537	22,016
[a]SBM Offshore NV	Netherlands	3,941	53,264
Schlumberger Ltd.	United States	660	56,727
Suncor Energy Inc.	Canada	2,000	63,168
Talisman Energy Inc. (CAD Traded)	Canada	6,911	32,944
Talisman Energy Inc. (USD Traded)	Canada	3,096	14,582
Technip SA	France	920	59,880
[c]TMK OAO, GDR, Reg S	Russia	12,200	61,610
Total SA, B	France	1,640	91,824

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Semiannual Report | 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Energy (continued)
Transocean Ltd.	United States	1,160	$24,372
Trican Well Service Ltd.	Canada	5,100	34,526
WorleyParsons Ltd.	Australia	9,800	92,771
			1,959,810
Food & Staples Retailing 1.0%
CVS Health Corp.	United States	585	53,446
Dairy Farm International Holdings Ltd.	Hong Kong	8,100	74,682
The Kroger Co.	United States	1,417	84,793
Metro AG	Germany	882	29,977
Tesco PLC	United Kingdom	27,030	78,824
Walgreen Co.	United States	847	58,113
Whole Foods Market Inc.	United States	350	17,160
			396,995
Food, Beverage & Tobacco 1.6%
Altria Group Inc.	United States	1,407	70,716
British American Tobacco PLC	United Kingdom	1,582	93,888
Coca-Cola Enterprises Inc.	United States	185	8,129
Imperial Tobacco Group PLC	United Kingdom	1,231	56,990
Lorillard Inc.	United States	1,305	82,398
Mead Johnson Nutrition Co., A	United States	360	37,382
[a]Monster Beverage Corp.	United States	570	63,926
PepsiCo Inc.	United States	665	66,566
Philip Morris International Inc.	United States	353	30,686
Unilever PLC	United Kingdom	2,381	100,772
Univanich Palm Oil PCL, fgn.	Thailand	41,100	12,758
			624,211
Health Care Equipment & Services 2.4%
[a]Cerner Corp.	United States	780	50,232
Cigna Corp.	United States	643	66,158
Cochlear Ltd.	Australia	1,500	88,812
Elekta AB, B	Sweden	13,500	137,593
Envision Healthcare Holdings Inc.	United States	400	14,144
Getinge AB, B	Sweden	1,467	33,956
GN Store Nord AS	Denmark	5,600	119,655
[a]Insulet Corp.	United States	1,000	46,590
McKesson Corp.	United States	420	88,519
Medtronic Inc.	United States	2,398	177,140
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	15,600	37,336
Sinopharm Group Co.	China	5,600	20,869
Stryker Corp.	United States	672	62,436
			943,440
Household & Personal Products 0.4%
Avon Products Inc.	United States	3,457	33,810
Reckitt Benckiser Group PLC	United Kingdom	1,300	106,848
			140,658

20 | Semiannual Report

franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Insurance 1.6%
ACE Ltd.	United States	685	$78,323
Aegon NV	Netherlands	8,393	65,940
[a]Alleghany Corp.	United States	133	60,720
The Allstate Corp.	United States	789	53,770
American International Group Inc.	United States	1,793	98,257
Aviva PLC	United Kingdom	5,710	45,368
AXA SA	France	2,680	64,754
China Life Insurance Co. Ltd., H	China	9,000	31,161
MetLife Inc.	United States	1,020	56,722
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	180	37,107
Swiss Re AG	Switzerland	280	23,948
Zurich Insurance Group AG	Switzerland	113	35,430
			651,500
Materials 3.5%
Akzo Nobel NV	Netherlands	390	26,966
Anglo American PLC	United Kingdom	1,071	22,136
Arab Potash Co. PLC	Jordan	2,244	63,196
Compania de Minas Buenaventura SA, ADR	Peru	4,520	41,810
CRH PLC	Ireland	1,860	43,981
Cytec Industries Inc.	United States	1,750	84,175
Ecolab Inc.	United States	1,120	122,024
Freeport-McMoRan Inc., B	United States	2,102	56,439
HudBay Minerals Inc.	Canada	5,200	39,206
[a]Impala Platinum Holdings Ltd.	South Africa	11,650	84,816
International Paper Co.	United States	1,365	73,464
Kumba Iron Ore Ltd.	South Africa	1,486	34,561
MeadWestvaco Corp.	United States	1,219	54,611
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	1,285	22,822
POSCO	South Korea	242	65,767
Praxair Inc.	United States	380	48,784
Sika AG	Switzerland	28	106,636
Symrise AG	Germany	1,500	89,725
Syngenta AG	Switzerland	430	141,723
[a]ThyssenKrupp AG	Germany	1,486	39,345
Umicore SA	Belgium	3,300	134,294
			1,396,481
Media 1.8%
CBS Corp., B	United States	1,176	64,539
[a]Charter Communications Inc., A	United States	350	59,395
Comcast Corp., Special A	United States	323	18,350
ITV PLC	United Kingdom	31,000	103,856
Reed Elsevier PLC	United Kingdom	4,105	71,459
[a]Sirius XM Holdings Inc.	United States	9,500	34,485
Time Warner Cable Inc.	United States	625	93,300
Time Warner Inc.	United States	1,123	95,590
Twenty-First Century Fox Inc., B	United States	3,006	106,292
The Walt Disney Co.	United States	810	74,933
			722,199

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Semiannual Report | 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
[a]Actavis PLC	United States	590	$159,660
[a]Alkermes PLC	United States	2,000	110,040
Bayer AG	Germany	350	52,683
[a]Biogen Idec Inc.	United States	300	92,307
Bristol-Myers Squibb Co.	United States	1,330	78,537
[a]Celgene Corp.	United States	1,180	134,154
CSL Ltd.	Australia	1,400	98,409
Eli Lilly & Co.	United States	851	57,970
Gerresheimer AG	Germany	440	24,332
[a]Gilead Sciences Inc.	United States	710	71,227
GlaxoSmithKline PLC	United Kingdom	2,710	62,943
[a]Hospira Inc.	United States	913	54,451
[a]Illumina Inc.	United States	490	93,536
[a]Jazz Pharmaceuticals PLC	United States	270	47,814
Lonza Group AG	Switzerland	240	28,231
Merck & Co. Inc.	United States	2,629	158,792
[a]MorphoSys AG	Germany	200	19,705
Perrigo Co. PLC	United States	510	81,697
[a]QIAGEN NV	Netherlands	1,870	44,717
[a]Quintiles Transnational Holdings Inc.	United States	710	41,052
[a]Regeneron Pharmaceuticals Inc.	United States	111	46,188
Roche Holding AG	Switzerland	690	206,768
Sanofi	France	590	57,169
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,228	183,932
UCB SA	Belgium	300	23,551
			2,029,865
Real Estate 0.5%
American Tower Corp.	United States	940	98,709
Land and Houses PCL, fgn.	Thailand	282,800	86,062
[a]Land and Houses PCL, fgn., wts., 5/05/17	Thailand	56,560	10,844
			195,615
Retailing 1.8%
Advance Auto Parts Inc.	United States	220	32,358
[a]Amazon.com Inc.	United States	260	88,046
Dollarama Inc.	Canada	2,000	93,729
Kingfisher PLC	United Kingdom	10,800	52,702
Kohl’s Corp.	United States	439	26,173
[a]LKQ Corp.	United States	1,890	54,905
Marks & Spencer Group PLC	United Kingdom	8,010	61,199
[a]The Priceline Group Inc.	United States	90	104,417
Springland International Holdings Ltd.	China	37,700	14,390
Start Today Co. Ltd.	Japan	5,000	107,970
Tractor Supply Co.	United States	750	57,698
Truworths International Ltd.	South Africa	683	4,900
			698,487
Semiconductors & Semiconductor Equipment 1.2%
Applied Materials Inc.	United States	2,650	63,732
ARM Holdings PLC	United Kingdom	7,500	107,274
ASML Holding NV	Netherlands	600	63,417

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
[a]Cavium Inc.	United States	1,200	$67,920
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	241,700	65,452
Microchip Technology Inc.	United States	1,500	67,725
[a]Trina Solar Ltd., ADR	China	5,561	55,777
			491,297
Software & Services 4.9%
Alibaba Group Holding Ltd., ADR	China	320	35,725
[a]ANSYS Inc.	United States	330	27,562
CA Inc.	United States	1,052	32,770
Capcom Co. Ltd.	Japan	1,800	26,767
[a]Check Point Software Technologies Ltd.	Israel	1,300	100,503
[a]Cognizant Technology Solutions Corp., A	United States	1,110	59,929
[a]CoStar Group Inc.	United States	270	45,970
Dassault Systemes SA	France	1,600	104,677
[a]Electronic Arts Inc.	United States	1,230	54,034
[a]Facebook Inc., A	United States	1,420	110,334
[a]FleetCor Technologies Inc.	United States	350	53,162
[a]Google Inc., A	United States	360	197,669
Infosys Ltd., ADR	India	700	48,888
[a]LinkedIn Corp., A	United States	100	22,627
MasterCard Inc., A	United States	1,890	164,978
MercadoLibre Inc.	Argentina	650	91,611
Microsoft Corp.	United States	3,466	165,709
[a]Mobileye NV	United States	330	14,546
[a]NetSuite Inc.	United States	530	56,048
The Sage Group PLC	United Kingdom	22,000	140,079
[a]Salesforce.com Inc.	United States	1,350	80,824
Symantec Corp.	United States	3,576	93,298
Visa Inc., A	United States	540	139,423
Xerox Corp.	United States	5,695	79,502
			1,946,635
Technology Hardware & Equipment 2.5%
Apple Inc.	United States	3,095	368,088
CANON Inc.	Japan	500	16,014
Cisco Systems Inc.	United States	2,872	79,382
Digital China Holdings Ltd.	China	18,000	16,759
[a]Flextronics International Ltd.	Singapore	1,510	16,746
Hewlett-Packard Co.	United States	1,238	48,356
Kingboard Chemical Holdings Ltd.	Hong Kong	20,700	38,705
QUALCOMM Inc.	United States	760	55,404
Samsung Electronics Co. Ltd.	South Korea	192	221,996
SanDisk Corp.	United States	430	44,488
YASKAWA Electric Corp.	Japan	7,500	97,312
			1,003,250
Telecommunication Services 0.9%
China Mobile Ltd.	China	4,000	49,259
China Telecom Corp. Ltd., H	China	102,000	61,556
Koninklijke KPN NV	Netherlands	9,940	33,029
Mobile TeleSystems, ADR	Russia	593	7,247

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Shares/
	Country	Warrants		Value
Common Stocks and Other Equity Interests (continued)
Telecommunication Services (continued)
Telefonica SA	Spain	3,037		$48,681
Telenor ASA	Norway	2,020		42,533
Vodafone Group PLC	United Kingdom	27,467		100,504
				342,809
Transportation 1.1%
A.P. Moeller-Maersk AS, B	Denmark	33		68,856
Deutsche Lufthansa AG	Germany	2,190		39,124
DSV AS, B	Denmark	4,800		150,391
[a]Hub Group Inc., A	United States	1,340		50,411
Kansas City Southern	United States	290		34,492
Union Pacific Corp.	United States	760		88,745
				432,019
Utilities 0.1%
NRG Energy Inc.	United States	1,551		48,484
Total Common Stocks and Other Equity Interests
(Cost $16,555,789)				20,363,403
Preferred Stocks 0.9%
Automobiles & Components 0.1%
Volkswagen AG, pfd.	Germany	146		33,650
Banks 0.3%
Banco Bradesco SA, ADR, pfd.	Brazil	6,900		106,812
Energy 0.2%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	8,603		87,837
Materials 0.3%
Vale SA, ADR, pfd., A	Brazil	16,750		130,147
Total Preferred Stocks (Cost $604,686)				358,446

		Principal
		Amount*
Corporate Bonds 6.4%
Automobiles & Components 0.6%
[d]BMW Finance NV, senior note, FRN, 0.37%, 9/05/16	Germany	130,000	EUR	162,072
BMW US Capital LLC, senior note, 1.25%, 7/20/16	Germany	65,000	EUR	82,219
				244,291
Banks 2.2%
[c]Abbey National Treasury Services PLC, senior note, Reg S, 2.00%,
1/14/19	United Kingdom	100,000	EUR	130,740
Bank of Montreal, senior note, 1.45%, 4/09/18	Canada	100,000		99,447
HSBC USA Inc., senior note, 2.375%, 2/13/15	United States	120,000		120,473
Royal Bank of Canada, senior note, 1.20%, 1/23/17	Canada	65,000		65,260
[c,d]Societe Generale SA, senior note, Reg S, FRN, 0.431%, 4/17/15	France	100,000	EUR	124,590
Toyota Motor Credit Corp., senior note,
2.10%, 1/17/19	Japan	65,000		65,711
[c]Reg S, 1.25%, 8/01/17	Japan	125,000	EUR	159,636
[c,d]Volkswagen Bank GmbH, senior note, Reg S, FRN, 0.481%, 5/09/16	Germany	100,000	EUR	124,885
				890,742

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Capital Goods 0.2%
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000		$90,285
Diversified Financials 0.3%
Caterpillar International Finance Ltd., senior note, 1.375%, 5/18/15	United States	100,000	EUR	125,146
Energy 0.5%
Chevron Corp., senior note, 0.889%, 6/24/16	United States	150,000		150,886
[e]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	6,000		6,240
senior secured note, 144A, 9.625%, 6/01/19	United States	25,000		26,938
				184,064
Food & Staples Retailing 0.4%
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000		149,729
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000		150,504
[c]Anheuser-Busch InBev NV, senior note, Reg S, 1.25%, 3/24/17	Belgium	130,000	EUR	165,169
				315,673
Materials 0.0%†
[e]Walter Energy Inc.,
first lien, 144A, 9.50%, 10/15/19	United States	15,000		12,825
[f]second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,000		2,625
				15,450
Media 0.4%
iHeartCommunications Inc., senior secured note, first lien, 9.00%,
12/15/19	United States	65,000		64,106
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000		109,820
				173,926
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Johnson & Johnson, senior note, 1.65%, 12/05/18	United States	65,000		65,834
Software & Services 0.1%
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	8,000		9,540
senior note, 11.75%, 8/15/21	United States	12,000		13,950
[e,f]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	6,658		6,867
				30,357
Technology Hardware & Equipment 0.3%
[e]Avaya Inc.,
senior note, 144A, 10.50%, 3/01/21	United States	42,000		36,855
senior secured note, 144A, 7.00%, 4/01/19	United States	17,000		16,702
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000		50,222
				103,779
Utilities 0.4%
[c]Snam SpA, senior note, Reg S, 2.375%, 6/30/17	Italy	125,000	EUR	162,690
Total Corporate Bonds (Cost $2,651,818)				2,551,966

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Principal
	Country	Amount*		Value
[d,g]Senior Floating Rate Interests 0.1%
Retailing 0.0%†
[h]Toys R US-Delaware Inc.,
Filo Term Loan, 8.75%, 10/24/19	United States	2,000		$1,961
Term Loan B4, 9.75%, 4/24/20	United States	14,700		13,582
				15,543
Technology Hardware & Equipment 0.1%
Avaya Inc.,
Tranche B-3 Term Loan, 4.654%, 10/26/17	United States	20,647		20,105
Tranche B6 Term Loan, 6.50%, 3/31/18	United States	4,913		4,903
				25,008
Total Senior Floating Rate Interests (Cost $39,446)				40,551

		Units

[i]Exchange Traded Notes (Cost $2,213,147) 4.9%
Energy 4.9%
[a,j,k]iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	59,600		1,944,152

		Principal
		Amount*

Foreign Government and Agency Securities 17.5%
Deutsche Bahn Finance BV, senior note, 4.00%, 1/16/17	Germany	100,000	EUR	134,543
France Treasury Note, 2.25%, 2/25/16	France	65,000	EUR	83,141
[e]Government of Austria, senior note, 144A, 1.15%, 10/19/18	Austria	60,000	EUR	77,842
Government of Canada,
2.00%, 12/01/14	Canada	48,000	CAD	41,988
1.00%, 2/01/15	Canada	132,000	CAD	115,461
1.25%, 9/01/18	Canada	130,000	CAD	113,879
[e]Government of Finland, 144A, 1.125%, 9/15/18	Finland	60,000	EUR	77,693
Government of France,
3.25%, 4/25/16	France	125,000	EUR	162,625
1.00%, 5/25/19	France	60,000	EUR	77,329
[e]senior note, 144A, 1.375%, 1/29/18	France	152,000		153,284
Government of Germany, 0.50%, 4/12/19	Germany	60,000	EUR	76,079
Government of Hungary,
5.50%, 12/22/16	Hungary	350,000	HUF	1,526
4.125%, 2/19/18	Hungary	50,000		52,131
4.00%, 4/25/18	Hungary	1,060,000	HUF	4,503
5.375%, 2/21/23	Hungary	80,000		87,560
A, 6.75%, 11/24/17	Hungary	5,540,000	HUF	25,344
A, 7.00%, 6/24/22	Hungary	9,950,000	HUF	50,185
A, 6.00%, 11/24/23	Hungary	5,760,000	HUF	28,071
B, 6.75%, 2/24/17	Hungary	3,260,000	HUF	14,611
B, 5.50%, 6/24/25	Hungary	29,850,000	HUF	142,200
senior note, 6.25%, 1/29/20	Hungary	32,000		36,270
senior note, 6.375%, 3/29/21	Hungary	6,000		6,926
[c]senior note, Reg S, 4.375%, 7/04/17	Hungary	95,000	EUR	127,310
[c]senior note, Reg S, 5.75%, 6/11/18	Hungary	10,000	EUR	14,215
Government of Ireland,
5.90%, 10/18/19	Ireland	26,000	EUR	40,945
4.50%, 4/18/20	Ireland	40,000	EUR	60,149

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Ireland, (continued)
5.00%, 10/18/20	Ireland	123,000	EUR $	192,004
senior bond, 5.40%, 3/13/25	Ireland	131,670	EUR	223,449
Government of Malaysia,
3.741%, 2/27/15	Malaysia	120,000	MYR	35,520
3.835%, 8/12/15	Malaysia	70,000	MYR	20,765
4.72%, 9/30/15	Malaysia	507,000	MYR	151,523
3.197%, 10/15/15	Malaysia	40,000	MYR	11,806
Government of Mexico,
9.50%, 12/18/14	Mexico	23,700	[l] MXN	170,898
6.00%, 6/18/15	Mexico	6,620	[l] MXN	48,315
8.00%, 12/17/15	Mexico	12,570	[l] MXN	94,809
6.25%, 6/16/16	Mexico	290	[l] MXN	2,172
Government of the Netherlands,
[e]144A, Strip, 4/15/16	Netherlands	120,000	EUR	149,354
[c]Reg S, 1.25%, 1/15/19	Netherlands	60,000	EUR	78,219
Government of Poland,
5.50%, 4/25/15	Poland	235,000	PLN	70,909
6.25%, 10/24/15	Poland	6,000	PLN	1,854
5.00%, 4/25/16	Poland	335,000	PLN	104,014
4.75%, 10/25/16	Poland	1,185,000	PLN	371,898
4.75%, 4/25/17	Poland	10,000	PLN	3,180
Strip, 7/25/15	Poland	491,000	PLN	144,418
Strip, 1/25/16	Poland	555,000	PLN	161,729
Government of Portugal,
[e]144A, 5.125%, 10/15/24	Portugal	80,000		83,976
[c]Reg S, 3.875%, 2/15/30	Portugal	90,000	EUR	114,638
[c]senior bond, Reg S, 4.95%, 10/25/23	Portugal	500	EUR	727
[c]senior note, Reg S, 5.65%, 2/15/24	Portugal	1,200	EUR	1,827
[e]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	Slovenia	200,000		229,529
[e]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000		216,367
Inter-American Development Bank, 0.875%, 11/15/16	Supranational[m]	65,000		65,383
International Bank for Reconstruction and Development, 0.75%,
12/15/16	Supranational[m]	135,000		135,468
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	38,900,000	KRW	35,003
senior bond, 2.80%, 8/02/15	South Korea	181,710,000	KRW	164,107
senior note, 2.84%, 12/02/14	South Korea	14,730,000	KRW	13,233
senior note, 2.74%, 2/02/15	South Korea	40,790,000	KRW	36,691
senior note, 2.76%, 6/02/15	South Korea	50,000,000	KRW	45,091
senior note, 2.90%, 12/02/15	South Korea	225,900,000	KRW	204,749
senior note, 2.80%, 4/02/16	South Korea	34,800,000	KRW	31,583
senior note, 2.79%, 6/02/16	South Korea	90,700,000	KRW	82,399
senior note, 2.46%, 8/02/16	South Korea	31,600,000	KRW	28,587
senior note, 2.22%, 10/02/16	South Korea	8,700,000	KRW	7,841
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	92,800,000	KRW	83,390
3.25%, 6/10/15	South Korea	80,160,000	KRW	72,475
2.75%, 12/10/15	South Korea	216,120,000	KRW	195,604
2.75%, 6/10/16	South Korea	80,900,000	KRW	73,473
3.00%, 12/10/16	South Korea	68,400,000	KRW	62,605

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities (continued)
Letra Tesouro Nacional, Strip,
10/01/15	Brazil	40	[n] BRL	$14,144
1/01/16	Brazil	110	[n] BRL	37,746
7/01/16	Brazil	10	[n] BRL	3,241
10/01/16	Brazil	40	[n] BRL	12,589
[o]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	Mexico	581	[p] MXN	4,169
5.00%, 6/16/16	Mexico	60,350	[p] MXN	465,189
3.50%, 12/14/17	Mexico	1,884	[p] MXN	14,610
4.00%, 6/13/19	Mexico	1,780	[p] MXN	14,160
2.50%, 12/10/20	Mexico	366	[p] MXN	2,712
[q]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/19	Brazil	40	[n] BRL	39,410
8/15/20	Brazil	20	[n] BRL	19,764
8/15/22	Brazil	40	[n] BRL	39,708
5/15/23	Brazil	360	[n] BRL	356,933
8/15/24	Brazil	10	[n] BRL	9,939
[d]Province of Ontario, FRN, 1.423%, 12/03/18	Canada	130,000	CAD	114,221
Total Foreign Government and Agency Securities
(Cost $7,072,592)				6,975,927
U.S. Government and Agency Securities 3.7%
FHLB,
0.25%, 2/20/15	United States	375,000		375,119
0.375%, 6/24/16	United States	190,000		190,063
U.S. Treasury Note,
0.375%, 3/15/15	United States	150,000		150,138
[d]FRN, 0.065%, 1/31/16	United States	665,000		664,941
[o]Index Linked, 0.125%, 4/15/18	United States	64,871		65,575
Total U.S. Government and Agency Securities
(Cost $1,445,092)				1,445,836
Total Investments before Short Term Investments
(Cost $30,582,570)				33,680,281
Short Term Investments 11.4%
Corporate Bonds (Cost $169,966) 0.4%
[c]GE Capital European Funding, senior note, Reg S, 2.00%, 2/27/15	United States	125,000	EUR	156,292
Foreign Government and Agency Securities 4.0%
[r]Bank of Negara Monetary Notes, 12/16/14 - 11/03/15	Malaysia	2,300,000	MYR	669,719
[r]Canada Treasury Bill, 2/12/15	Canada	80,000	CAD	69,843
Korea Monetary Stabilization Bond,
[r]1/13/15	South Korea	25,000,000	KRW	22,410
senior note, 2.13%, 10/08/15	South Korea	17,300,000	KRW	15,557
Mexico Treasury Bills,
[r]12/11/14 - 10/01/15	Mexico	484,680	[s] MXN	345,282
Strip, 5/28/15	Mexico	3,460	[s] MXN	2,450
[r]Monetary Authority of Singapore Treasury Bills, 1/02/15 - 1/30/15	Singapore	597,000	SGD	457,876
Total Foreign Government and Agency Securities
(Cost $1,646,809)				1,583,137

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments (continued)
U.S. Government and Agency Securities 3.6%
[r,t]U.S. Treasury Bill, 3/19/15	United States	1,250,000	$1,249,906
U.S. Treasury Note, 0.25%, 5/15/15	United States	200,000	200,141
Total U.S. Government and Agency Securities
(Cost $1,450,019)			1,450,047
Total Investments before Money Market Funds
(Cost $33,849,364)			36,869,757

		Shares
Money Market Funds (Cost $1,352,790) 3.4%
[a,u]Institutional Fiduciary Trust Money Market Portfolio	United States	1,352,790	1,352,790
Total Investments (Cost $35,202,154) 96.1%			38,222,547
Other Assets, less Liabilities 3.9%			1,562,976
Net Assets 100.0%			$39,785,523

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt November 30, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2014, the aggregate value of these securities was $1,422,548, representing 3.58% of net assets.
dThe coupon rate shown represents the rate at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At November 30, 2014, the aggregate value of these securities was $1,097,097, representing 2.76% of net assets.
fIncome may be received in additional securities and/or cash.
gSee Note 1(h) regarding senior floating rate interests.
hA portion or all of the security purchased on a when-issued basis. See Note 1(c).
iSee Note 1(f) regarding exchange traded notes.
jThe security is owned by the GAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
kSecurity does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
lPrincipal amount is stated in 100 Mexican Peso Units.
mA supranational organization is an entity formed by two or more central governments through international treaties.
nPrincipal amount is stated in 1,000 Brazilian Real Units.
oPrincipal amount of security is adjusted for inflation. See Note 1(j).
pPrincipal amount is stated in 100 Unidad de Inversion Units.
qRedemption price at maturity is adjusted for inflation. See Note 1(j).
rThe security is traded on a discount basis with no stated coupon rate.
sPrincipal amount is stated in 10 Mexican Peso Units.
tSecurity or a portion of the security has been pledged as collateral for open futures contracts. At November 30, 2014, the value of this security was $1,249,906, representing 3.14% of net assets.
uSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

At November 30, 2014, the Fund had the following financial futures contracts outstanding. See Note 1(d).

Financial Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type Contracts		Value	Date	Appreciation	Depreciation
Equity Contracts
Amsterdam Index			Short	1	$106,031	12/19/14	$—	$(1,969)
DAX Index			Long	2	620,663	12/19/14	71,154	—
FTSE 100 Index			Short	4	421,105	12/19/14	1,365	—
Hang Seng Index			Long	6	927,672	12/30/14	2,563	—
IBEX 35 Index			Long	6	803,472	12/19/14	36,966	—
Mini MSCI Emerging Markets Index			Short	16	798,640	12/19/14	—	(16,625)
S&P 500 E-Mini Index			Long	25	2,582,875	12/19/14	262,249	—
SPI 200 Index			Short	15	1,704,090	12/18/14	—	(13,192)
TOPIX Index			Long	8	950,712	12/11/14	80,654	—
Unrealized appreciation (depreciation) on equity contracts							454,951	(31,786)

Interest Rate Contracts
Australian 10 Yr. Bond			Long	25	2,665,877	12/15/14	125,609	—
Canadian 10 Yr. Bond			Long	7	843,269	3/20/15	10,757	—
Euro-BTP Italian Government Bond			Long	34	5,670,788	12/08/14	164,486	—
Euro-Bund			Short	18	3,423,993	12/08/14	—	(82,046)
Long Gilt			Short	42	7,721,215	3/27/15	—	(76,313)
U.S. Treasury 10 Yr. Note			Short	16	2,032,750	3/20/15	—	(15,354)
Unrealized appreciation (depreciation) on interest rate contracts							300,852	(173,713)
Net unrealized appreciation (depreciation) on financial futures contracts							$550,304

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity		Amount*	Date	Appreciation	Depreciation
Australian Dollar	DBAB	Buy	500,000		449,250	12/17/14	$—	$(24,182)
British Pound	DBAB	Buy	1,700,000	2,750,042		12/17/14	—	(91,431)
Euro	DBAB	Buy	2,940,000	3,763,606		12/17/14	—	(104,400)
Euro	DBAB	Sell	5,340,000	6,908,667		12/17/14	262,354	—
Japanese Yen	DBAB	Buy	360,340,000	3,323,975		12/17/14	—	(286,832)
Japanese Yen	DBAB	Sell	561,840,000	5,249,226		12/17/14	513,731	—
New Zealand Dollar	DBAB	Buy	525,000		424,331	12/17/14	—	(13,597)
New Zealand Dollar	DBAB	Sell	525,000		405,274	12/17/14	—	(5,460)
Norwegian Krone	DBAB	Buy	18,000,000	2,815,954		12/17/14	—	(258,571)
Swedish Krona	DBAB	Sell	11,163,000	1,564,179		12/17/14	67,083	—
Swiss Franc	DBAB	Sell	3,950,000	4,188,093		12/17/14	96,840	—
Euro	RBS	Sell	745,000		967,010	12/23/14	39,732	—
Euro	RBS	Sell	24,773		33,789	1/07/15	2,951	—
Indian Rupee	JPHQ	Buy	3,794,000		61,195	1/14/15	—	(638)
Japanese Yen	DBAB	Sell	3,820,000		36,956	1/16/15	4,747	—
Euro	BOFA	Sell	44,486		60,188	1/20/15	4,805	—
Euro	BZWS	Sell	443		556	1/20/15	4	—
Euro	FBCO	Sell	2,171		2,747	1/20/15	44	(1)
Euro	DBAB	Sell	2,240		2,840	1/20/15	52	(1)
Euro	HSBC	Sell	2,643		3,377	1/20/15	87	—

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
Euro	SSBT	Buy	5,900	7,386	1/20/15	$—	$(40)
Euro	SSBT	Sell	2,754	3,509	1/20/15	80	—
Indian Rupee	JPHQ	Buy	3,794,000	61,024	1/20/15	—	(522)
Japanese Yen	JPHQ	Sell	3,465,000	33,375	1/20/15	4,159	—
Euro	DBAB	Sell	64,000	87,516	1/30/15	7,833	—
Polish Zloty	RBS	Buy	400,000	120,337	1/30/15	—	(1,754)
Japanese Yen	JPHQ	Sell	3,300,000	32,683	2/06/15	4,854	—
Japanese Yen	SCNY	Sell	3,280,000	32,476	2/06/15	4,816	—
Euro	DBAB	Sell	113,000	152,855	2/09/15	12,153	—
Japanese Yen	BZWS	Sell	3,280,000	32,472	2/09/15	4,811	—
Japanese Yen	JPHQ	Sell	3,290,000	32,500	2/09/15	4,755	—
Japanese Yen	HSBC	Sell	4,290,000	42,091	2/12/15	5,911	—
Japanese Yen	JPHQ	Sell	4,287,000	42,111	2/12/15	5,956	—
South Korean Won	BOFA	Buy	1,510,712	1,410	2/12/15	—	(57)
South Korean Won	BOFA	Sell	16,684,781	16,086	2/12/15	1,146	—
South Korean Won	FBCO	Sell	26,187,726	25,232	2/12/15	1,783	—
South Korean Won	HSBC	Buy	1,890,115	1,741	2/12/15	—	(49)
South Korean Won	HSBC	Sell	24,650,213	23,921	2/12/15	1,849	—
Swiss Franc	BOFA	Sell	13,053	14,440	2/12/15	911	—
Swiss Franc	FBCO	Buy	949	1,004	2/12/15	—	(20)
Swiss Franc	FBCO	Sell	470	499	2/12/15	12	—
Swiss Franc	DBAB	Buy	1,393	1,456	2/12/15	—	(13)
Swiss Franc	DBAB	Sell	528	572	2/12/15	25	—
Swiss Franc	SSBT	Buy	963	999	2/12/15	—	(1)
Swiss Franc	SSBT	Sell	1,059	1,115	2/12/15	17	—
Japanese Yen	CITI	Sell	5,680,000	55,730	2/13/15	7,827	—
Japanese Yen	JPHQ	Sell	2,850,000	27,902	2/13/15	3,866	—
Japanese Yen	CITI	Sell	2,840,000	27,832	2/17/15	3,880	—
Japanese Yen	GSFX	Sell	2,850,000	28,076	2/18/15	4,040	—
Japanese Yen	JPHQ	Sell	2,850,000	28,067	2/18/15	4,030	—
Malaysian Ringgit	HSBC	Buy	49,054	14,516	2/18/15	—	(111)
British Pound	BOFA	Buy	1,190	1,893	2/19/15	—	(33)
British Pound	BOFA	Sell	83,755	139,203	2/19/15	8,284	—
British Pound	BZWS	Buy	2,534	4,082	2/19/15	—	(121)
British Pound	FBCO	Buy	10,176	16,372	2/19/15	—	(466)
British Pound	FBCO	Sell	80,018	133,083	2/19/15	8,005	—
British Pound	DBAB	Buy	24,867	39,624	2/19/15	—	(754)
British Pound	DBAB	Sell	3,635	5,685	2/19/15	3	—
British Pound	HSBC	Buy	8,291	13,328	2/19/15	—	(367)
British Pound	HSBC	Sell	4,625	7,310	2/19/15	83	(4)
British Pound	SSBT	Buy	18,221	29,640	2/19/15	—	(1,158)
British Pound	SSBT	Sell	84,355	139,935	2/19/15	8,078	—
Euro	DBAB	Sell	140,000	192,444	2/23/15	18,104	—
Japanese Yen	BZWS	Sell	1,420,000	13,864	2/25/15	1,887	—
Euro	BZWS	Sell	70,528	96,810	2/26/15	8,981	—
Japanese Yen	BZWS	Sell	2,840,000	27,770	2/26/15	3,817	—
Euro	DBAB	Sell	83,517	114,477	2/27/15	10,471	—
Japanese Yen	DBAB	Sell	915,000	8,977	2/27/15	1,259	—
Euro	BZWS	Sell	20,444	28,088	3/09/15	2,626	—
Euro	DBAB	Sell	40,000	54,918	3/09/15	5,101	—

franklintempleton.com Semiannual Report | 31

FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
Japanese Yen	BZWS	Sell	3,863,800	37,785		3/09/15	$5,192	$—
Euro	CITI	Sell	25,814	35,727		3/10/15	3,577	—
Mexican Peso	HSBC	Buy	753,430	56,897		3/10/15	—	(3,101)
Malaysian Ringgit	HSBC	Buy	113,809	34,291		3/11/15	—	(914)
Malaysian Ringgit	JPHQ	Buy	30,630	9,159		3/12/15	—	(177)
Indian Rupee	JPHQ	Buy	3,794,000	60,404		3/13/15	—	(328)
Euro	BZWS	Sell	4,551	6,346		3/17/15	678	—
Euro	CITI	Sell	2,661	3,713		3/17/15	399	—
Hungarian Forint	DBAB	Buy	8,203,000	25,707	EUR	3/19/15	1,178	—
Hungarian Forint	JPHQ	Buy	2,458,480	7,706	EUR	3/19/15	352	—
Japanese Yen	CITI	Sell	3,100,000	30,538		3/19/15	4,385	—
Hungarian Forint	JPHQ	Buy	8,204,000	25,801	EUR	3/20/15	1,064	—
Euro	BZWS	Sell	4,538	6,319		3/23/15	667	—
Japanese Yen	DBAB	Sell	1,542,000	15,100		3/24/15	2,091	—
Japanese Yen	BZWS	Sell	1,580,000	15,467		3/25/15	2,137	—
Euro	BZWS	Sell	4,483	6,180		4/02/15	595	—
Euro	DBAB	Sell	2,665	3,679		4/07/15	359	—
Euro	DBAB	Sell	5,365	7,405		4/13/15	721	—
Euro	HSBC	Sell	5,386	7,479		4/16/15	769	—
Japanese Yen	BZWS	Sell	1,270,000	12,499		4/17/15	1,781	—
Japanese Yen	JPHQ	Sell	760,000	7,454		4/21/15	1,040	—
Euro	BZWS	Sell	4,457	6,151		4/22/15	598	—
Euro	JPHQ	Sell	865	1,197		4/22/15	119	—
Japanese Yen	JPHQ	Sell	880,000	8,632		4/22/15	1,205	—
Euro	BZWS	Sell	3,615	5,012		4/30/15	508	—
Euro	SCNY	Sell	16,000	22,142		4/30/15	2,206	—
Euro	BZWS	Sell	9,004	12,478		5/05/15	1,259	—
Euro	GSFX	Sell	4,537	6,298		5/07/15	645	—
Euro	CITI	Sell	9,840	13,557		5/13/15	1,295	—
Euro	BOFA	Sell	29,409	36,723		5/18/15	74	—
Euro	BZWS	Sell	3,672	5,041		5/18/15	465	—
Euro	FBCO	Sell	31,155	38,904		5/18/15	81	(3)
Euro	DBAB	Sell	31,384	39,190		5/18/15	82	(2)
Euro	HSBC	Sell	951	1,184		5/18/15	—	(1)
Euro	SSBT	Sell	569	715		5/18/15	6	—
Japanese Yen	BOFA	Sell	507,650	5,000		5/18/15	714	—
Japanese Yen	BZWS	Sell	507,500	5,000		5/19/15	716	—
Japanese Yen	HSBC	Sell	304,700	3,000		5/19/15	427	—
Euro	JPHQ	Sell	21,301	26,735		5/20/15	189	—
Euro	BZWS	Sell	19,084	26,167		5/22/15	2,384	—
Euro	JPHQ	Sell	11,547	15,785		5/26/15	1,394	—
Euro	BZWS	Sell	5,324	7,249		5/29/15	613	—
Euro	BZWS	Sell	13,300	18,114		6/05/15	1,537	—
Euro	HSBC	Sell	44,523	57,984		6/08/15	2,488	—
Japanese Yen	CITI	Sell	3,100,000	30,353		6/09/15	4,175	—
Japanese Yen	HSBC	Sell	4,600,000	45,035		6/09/15	6,190	—
Japanese Yen	BZWS	Sell	4,130,000	40,448		6/10/15	5,571	—
Japanese Yen	CITI	Sell	6,080,000	59,455		6/10/15	8,112	—
Japanese Yen	HSBC	Sell	4,400,000	43,108		6/10/15	5,951	—
Japanese Yen	DBAB	Sell	1,500,000	14,686		6/11/15	2,019	—
Japanese Yen	JPHQ	Sell	4,080,000	39,937		6/11/15	5,482	—

32 | Semiannual Report franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
Japanese Yen	JPHQ	Sell	1,700,000	16,712		6/17/15	$2,355	$—
Euro	BZWS	Sell	1,929	2,624		6/22/15	219	—
Euro	DBAB	Sell	12,000	16,183		7/27/15	1,216	—
Euro	GSFX	Sell	12,000	16,190		7/27/15	1,223	—
Euro	JPHQ	Sell	16,000	21,511		7/31/15	1,555	—
Euro	HSBC	Sell	16,000	21,472		8/04/15	1,515	—
Euro	UBSW	Sell	17,000	22,814		8/04/15	1,609	—
Euro	BZWS	Sell	8,000	10,754		8/05/15	775	—
Philippine Peso	JPHQ	Buy	10,959,000	249,266		8/28/15	—	(7,713)
Japanese Yen	CITI	Sell	34,544,250	333,864		8/31/15	41,783	—
Japanese Yen	JPHQ	Sell	33,831,600	327,073		8/31/15	41,017	—
Euro	DBAB	Sell	620,000	819,318		9/02/15	45,653	—
Chilean Peso	DBAB	Buy	114,700,000	189,399		9/08/15	—	(5,630)
Euro	JPHQ	Sell	45,000	58,550		9/08/15	2,391	—
Malaysian Ringgit	DBAB	Buy	38,299	11,673		9/18/15	—	(577)
Hungarian Forint	JPHQ	Buy	4,038,000	12,834	EUR	9/23/15	237	—
Hungarian Forint	JPHQ	Buy	3,232,000	10,261	EUR	9/25/15	202	—
Euro	CITI	Sell	9,009	11,619		9/28/15	372	—
Euro	DBAB	Sell	32,000	41,211		9/28/15	1,262	—
Japanese Yen	JPHQ	Sell	14,600,000	134,780		10/07/15	11,240	—
Japanese Yen	HSBC	Sell	7,200,000	66,823		10/09/15	5,897	—
Japanese Yen	BZWS	Sell	3,700,000	34,363		10/13/15	3,051	—
Japanese Yen	DBAB	Sell	3,600,000	33,454		10/13/15	2,989	—
Euro	BZWS	Sell	92,000	117,516		10/14/15	2,634	—
Euro	JPHQ	Sell	173,000	221,047		10/14/15	5,019	—
Mexican Peso	DBAB	Buy	1,296,000	94,765		10/14/15	—	(3,512)
Euro	BZWS	Sell	64,000	81,632		10/16/15	1,710	—
Japanese Yen	JPHQ	Sell	3,465,000	32,782		10/19/15	3,455	—
Japanese Yen	JPHQ	Sell	6,550,000	61,953		10/20/15	6,514	—
Euro	BZWS	Sell	174,000	222,931		10/22/15	5,624	—
Japanese Yen	BZWS	Sell	840,000	7,894		10/22/15	784	—
Euro	JPHQ	Sell	17,084	21,407		11/12/15	64	—
Japanese Yen	JPHQ	Sell	1,300,000	11,422		11/12/15	414	—
Euro	BZWS	Sell	52,000	64,906		11/13/15	—	(60)
Euro	DBAB	Sell	346,573	433,930		11/16/15	919	—
Japanese Yen	DBAB	Sell	1,634,000	14,246		11/16/15	409	—
Brazilian Real	HSBC	Buy	110,000	38,540		11/20/15	102	—
Unrealized appreciation (depreciation)							1,431,542	(812,601)
Net unrealized appreciation (depreciation)							$618,941
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

At November 30, 2014, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts
	Counterparty/	Notional		Number of	Expiration	Unrealized	Unrealized
Description	Exchange	Amount		Contracts	Date	Appreciation	Depreciation
OTC Swaps
Traded Index
Swiss Market Index Bullet Swap	MSCO	752,750	CHF	9	12/19/14	$72,666	$—

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts
		Counterparty/		Expiration	Notional	Unrealized	Unrealized
Description		Exchange		Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate semiannual 0.9255%		LCH		10/17/17	$380,000	$1,020	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate semiannual 3.018%		CME		8/22/23	190,000	—	(13,977)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate semiannual 2.7305%		LCH		7/07/24	80,000	—	(3,891)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate semiannual 3.848%		CME		8/22/43	110,000	—	(22,579)
Unrealized appreciation (depreciation)						1,020	(40,447)
Net unrealized appreciation (depreciation)							$(39,427)

See Abbreviations on page 52.

34 | Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin Global Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$33,849,364
Cost - Sweep Money Fund (Note 3f)	1,352,790
Total cost of investments	$35,202,154
Value - Unaffiliated issuers	$36,869,757
Value - Sweep Money Fund (Note 3f)	1,352,790
Total value of investments	38,222,547
Cash	282,435
Restricted Cash (Note 1e)	349,400
Foreign currency, at value (cost $5,824)	5,752
Receivables:
Investment securities sold	444,024
Capital shares sold	257,183
Dividends and interest	151,615
Due from brokers	24,760
Variation margin	71,750
Unrealized appreciation on forward exchange contracts	1,431,542
Unrealized appreciation on OTC swap contracts	72,666
Other assets	6
Total assets	41,313,680
Liabilities:
Payables:
Investment securities purchased	275,978
Capital shares redeemed	2,656
Management fees	4,801
Distribution fees	10,251
Transfer agent fees	5,154
Variation margin	2,445
Due to brokers	349,400
Unrealized depreciation on forward exchange contracts	812,601
Deferred tax	2,220
Accrued expenses and other liabilities	62,651
Total liabilities	1,528,157
Net assets, at value	$39,785,523
Net assets consist of:
Paid-in capital	$33,928,430
Distributions in excess of net investment income	(37,285)
Net unrealized appreciation (depreciation)	4,215,288
Accumulated net realized gain (loss)	1,679,090
Net assets, at value	$39,785,523

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report | 35

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2014 (unaudited)

Class A:
Net assets, at value	$20,327,580
Shares outstanding	1,803,537
Net asset value per share[a]	$11.27
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.96
Class C:
Net assets, at value	$5,557,069
Shares outstanding	499,445
Net asset value and maximum offering price per share[a]	$11.13
Class R:
Net assets, at value	$2,273,375
Shares outstanding	202,564
Net asset value and maximum offering price per share	$11.22
Advisor Class:
Net assets, at value	$11,627,499
Shares outstanding	1,027,744
Net asset value and maximum offering price per share	$11.31

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36 | Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2014 (unaudited)

Franklin Global Allocation Fund

Investment income:
Dividends (net of foreign taxes of $12,357)	$212,595
Interest (net of foreign taxes of $2,445)	160,929
Total investment income	373,524
Expenses:
Management fees (Note 3a)	198,861
Distribution fees: (Note 3c)
Class A	31,741
Class C	26,953
Class R	5,730
Transfer agent fees: (Note 3e)
Class A	10,810
Class C	2,713
Class R	1,107
Advisor Class	5,588
Custodian fees (Note 4)	4,362
Reports to shareholders	14,202
Registration and filing fees	30,922
Professional fees	64,012
Other	34,476
Total expenses	431,477
Expense reductions (Note 4)	(11)
Expenses waived/paid by affiliates (Note 3f and 3g)	(152,837)
Net expenses	278,629
Net investment income	94,895
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,324,994
Foreign currency transactions	290,900
Futures contracts	(437,697)
Swap contracts	71,982
Net realized gain (loss)	1,250,179
Net change in unrealized appreciation (depreciation) on:
Investments	(2,397,970)
Translation of other assets and liabilities denominated in foreign currencies	667,305
Change in deferred taxes on unrealized appreciation	(247)
Net change in unrealized appreciation (depreciation)	(1,730,912)
Net realized and unrealized gain (loss)	(480,733)
Net increase (decrease) in net assets resulting from operations	$(385,838)

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report | 37

FRANKLIN TEMPLETON INTERNATIONAL TRUST CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Global Allocation Fund

	Six Months Ended
	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$94,895	$385,492
Net realized gain (loss) from investments, foreign currency transactions, futures contracts
and swap contracts	1,250,179	611,780
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(1,730,912)	2,455,361
Net increase (decrease) in net assets resulting from operations	(385,838)	3,452,633
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	—	(592,943)
Class C	—	(138,311)
Class R	—	(55,502)
Advisor Class	—	(346,721)
Total distributions to shareholders	—	(1,133,477)
Capital share transactions: (Note 2)
Class A	(2,978,211)	(1,107,999)
Class C	72,893	(1,048,184)
Class R	1,579	24,507
Advisor Class	(727,155)	(2,837,941)
Total capital share transactions	(3,630,894)	(4,969,617)
Net increase (decrease) in net assets	(4,016,732)	(2,650,461)
Net assets:
Beginning of period	43,802,255	46,452,716
End of period	$39,785,523	$43,802,255
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$(37,285)	$(132,180)

38 | Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Consolidated Financial Statements (unaudited)

Franklin Global Allocation Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective June 30, 2014, Franklin Templeton Global Allocation Fund was renamed Franklin Global Allocation Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 8 regarding other derivative information.

e. Restricted Cash

At November 30, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

f. Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsubordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer, counterparty risk, and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

g. Investments in GAF Holdings Corp. (GAF Subsidiary)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At November 30, 2014, the GAF Subsidiary’s investment as well as any other assets and liabilities of the GAF Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the GAF Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2014, the net assets of the GAF Subsidiary were $2,219,866, representing 5.58% of the Fund’s consolidated net assets. The Fund’s investment in the GAF Subsidiary is limited to 25% of consolidated assets.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax

42 | Semiannual Report

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Consolidated Statement of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	157,022	$1,781,829	649,165	$7,140,140
Shares issued in reinvestment of distributions	—	—	30,002	325,524
Shares redeemed	(418,604)	(4,760,040)	(791,858)	(8,573,663)
Net increase (decrease)	(261,582)	$(2,978,211)	(112,691)	$(1,107,999)
Class C Shares:
Shares sold	59,780	$674,412	182,498	$1,981,247
Shares issued in reinvestment of distributions	—	—	10,240	110,391
Shares redeemed	(53,231)	(601,519)	(288,840)	(3,139,822)
Net increase (decrease)	6,549	$72,893	(96,102)	$(1,048,184)
Class R Shares:
Shares sold	139	$1,579	2,345	$26,119
Shares issued in reinvestment of distributions	—	—	57	622
Shares redeemed	—	—	(200)	(2,234)
Net increase (decrease)	139	$1,579	2,202	$24,507
Advisor Class Shares:
Shares sold	36,549	$415,759	26,842	$291,477
Shares issued in reinvestment of distributions	—	—	1,459	15,860
Shares redeemed	(99,258)	(1,142,914)	(283,012)	(3,145,278)
Net increase (decrease)	(62,709)	$(727,155)	(254,711)	$(2,837,941)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Limited (TGAL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

a. Management Fees

The Fund and the GAF Subsidiary pay an investment management fee to FASA based on the average daily net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $1 billion
0.930%	Over $1 billion, up to and including $5 billion
0.910%	Over $5 billion, up to and including $10 billion
0.890%	Over $10 billion, up to and including $15 billion
0.870%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Management fees paid by the Fund are reduced on assets invested in the GAF Subsidiary, in an amount not to exceed the management fees paid by the GAF Subsidiary.

Under a subadvisory agreement, Advisers, Franklin Mutual, FT Institutional, FTIML, TAML, and TGAL, affiliates of FASA, provide subadvisory services to the Fund. The subadvisory fee is paid by FASA based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and the GAF Subsidiary. The fee is paid by FASA based on each of the funds’ average daily net assets, and is not an additional expense of the funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$6,036
CDSC retained	$447

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2014, the Fund paid transfer agent fees of $20,218, of which $11,706 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015.

h. Other Affiliated Transactions

At November 30, 2014, Advisers owned 48.51% of the Fund’s outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund and the GAF Subsidiary have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds’ custodian expenses. During the period ended November 30, 2014, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

5. Income Taxes

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$35,425,067

Unrealized appreciation	$5,294,125
Unrealized depreciation	(2,496,645)
Net unrealized appreciation (depreciation)	$2,797,480

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and financial futures transactions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, aggregated $9,155,947 and $10,882,106, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

At November 30, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Consolidated Statement of			Consolidated Statement of
Hedging Instruments	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$301,872	[a]	Variation margin / Net assets	$214,160	[a]
	consist of – net unrealized			consist of – net unrealized
	appreciation (depreciation)			appreciation (depreciation)

Foreign exchange contracts	Unrealized appreciation on	1,431,542		Unrealized depreciation on	812,601
	forward exchange contracts /			forward exchange contracts / Net
	Net assets consist of – net			assets consist of – net unrealized
	unrealized appreciation			appreciation (depreciation)
(depreciation)

Equity contracts	Unrealized appreciation on OTC	527,617	[a]	Net assets consist of – Net	31,786	[a]
	swap contracts / Variation margin /			unrealized appreciation
	Net assets consist of – net			(depreciation)
unrealized appreciation
(depreciation)

aIncludes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Consolidated Statement of Investments. Only current day's variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

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Franklin Global Allocation Fund (continued)

8. Other Derivative Information (continued)

For the period ended November 30, 2014, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Consolidated Statement of Operations Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts / swap	$(413,882)	$111,083
contracts / Net change in unrealized appreciation
	(depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign currency	310,943	673,580
transactions / Net change in unrealized appreciation
	(depreciation) on translation of other assets and liabilities
	denominated in foreign currencies

Equity contracts	Net realized gain (loss) from futures contracts and swap	48,167	351,722
contracts / Net change in unrealized appreciation
	(depreciation) on investments

For the period ended November 30, 2014, the average month end fair value of derivatives represented 4.16% of average month end net assets. The average month end number of open derivative contracts for the period was 319.

See Note 1(d) regarding derivative financial instruments.

At November 30, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$1,431,542	$812,601
Swap contracts	72,666	—
Total	$1,504,208	$812,601

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.

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Franklin Global Allocation Fund (continued)

At November 30, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received[a]	than zero)
Counterparty
BOFA	$15,934	$(90)	$—	$—	$15,844
BZWS	61,624	(181)	—	—	61,443
CITI	75,805	—	—	—	75,805
DBAB	1,058,654	(794,962)	—	(263,692)	—
FBCO	9,925	(490)	—	—	9,435
GSFX	5,908	—	—	—	5,908
HSBC	31,269	(4,547)	—	—	26,722
JPHQ	112,928	(9,378)	—	—	103,550
MSCO	72,666	—	—	(59,400)	13,266
RBS	42,683	(1,754)	—	—	40,929
SCNY	7,022	—	—	—	7,022
SSBT	8,181	(1,199)	—	—	6,982
UBSW	1,609	—	—	—	1,609
Total	$1,504,208	$(812,601)	$—	$(323,092)	$368,515

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At November 30, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$90	$(90)	$—	$—	$—
BZWS	181	(181)	—	—	—
DBAB	794,962	(794,962)	—	—	—
FBCO	490	(490)	—	—	—
HSBC	4,547	(4,547)	—	—	—
JPHQ	9,378	(9,378)	—	—	—
RBS	1,754	(1,754)	—	—	—
SSBT	1,199	(1,199)	—	—	—
Total	$812,601	$(812,601)	$—	$—	$—

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statement of Operations. During the period ended November 30, 2014, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Capital Goods	$1,543,995	$15,112	$—	$1,559,107
Energy	1,908,536	139,111	—	2,047,647
Other Equity Investments[b]	17,115,095	—	—	17,115,095
Corporate Bonds	—	2,551,966	—	2,551,966
Senior Floating Rate Interests	—	40,551	—	40,551
Exchange Traded Notes	1,944,152	—	—	1,944,152
Foreign Government and Agency Securities	—	6,975,927	—	6,975,927
U.S. Government and Agency Securities	—	1,445,836	—	1,445,836
Short Term Investments	2,602,696	1,939,570	—	4,542,266
Total Investments in Securities	$25,114,474	$13,108,073	$—	$38,222,547
Other Financial Instruments
Futures Contracts	$755,803	$—	$—	$755,803
Forward Exchange Contracts	—	1,431,542	—	1,431,542
Swap Contracts	—	73,686	—	73,686
Total Other Financial Instruments	$755,803	$1,505,228	$—	$2,261,031

Liabilities:
Other Financial Instruments
Futures Contracts	$205,499	$—	$—	$205,499
Forward Exchange Contracts	—	812,601	—	812,601
Swap Contracts	—	40,447	—	40,447
Total Other Financial Instruments	$205,499	$853,048	$—	$1,058,547

alncludes common and preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Consolidated Statement of Investments.

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com Semiannual Report | 51

FRANKLIN TEMPLETON INTERNATIONAL TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	ETN	Exchange Traded Note
CITI	Citigroup, Inc.	CHF	Swiss Franc	FHLB	Federal Home Loan Bank
CME	Chicago Mercantile Exchange	EUR	Euro	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	HUF	Hungarian Forint	GDR	Global Depositary Receipt
FBCO	Credit Suisse Group AG	KRW	South Korean Won	IDR	International Depositary Receipt
GSFX	Goldman Sachs Bank	MXN	Mexican Peso	PIK	Payment-In-Kind
HSBC	HSBC Bank USA, N.A.	MYR	Malaysian Ringgit
JPHQ	JP Morgan Chase & Co.	PLN	Polish Zloty
MSCO	Morgan Stanley	SGD	Singapore Dollar
LCH	London Clearing House
RBS	The Royal Bank of Scotland Group PLC
SCNY	Standard Chartered Bank
SSBT	State Street Bank Corp.
UBSW	UBS AG

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FRANKLIN GLOBAL ALLOCATION FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2015